October 12, 2004

VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	FMI Mutual Funds, Inc. File Nos. 033-06836 and 811-04722 Rule 497(j) Certification

Ladies & Gentlemen:

        The undersigned officer of FMI Mutual Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.     The form of Prospectus that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 25 to the Form N-1A Registration Statement filed by the Company on October 8, 2004, which became effective on October 9, 2004. This is the most recent amendment to such Registration Statement.

        2.     The text of Post-Effective Amendment No. 25 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 8, 2004.

Very truly yours
FMI MUTUAL FUNDS, INC.
By: /s/ Camille F. Wildes
Camille F. Wildes
Vice President and Assistant Treasurer